Consolidated Statements of Operations and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenues
Hardware	$ 2,341,235	$ 1,406,773
Hardware - related parties	352,008	817,910
Tax devices and service	1,937,126	2,323,374
Software	1,005,463	1,163,042
Software - related party	447,129	303,011
IT services	850,991	901,668
Total revenues	6,933,952	6,915,778
Cost of revenues	(3,188,825)	(3,039,406)
Gross profit	3,745,127	3,876,372
Operating expenses:
General and administrative expenses	1,222,521	1,069,253
Selling expenses	330,556	2,396
Total operating expenses	1,553,077	1,071,649
Operating income	2,192,050	2,804,723
Other income (expense)
Government subsidies	50,629	33,517
Net investment income (loss)	103,244	(141,254)
Financial expense, net	(4,839)	(4,676)
Other, net	17,088
Total other income (expense)	166,122	(112,413)
Net income before provision for income taxes	2,358,172	2,692,310
Income tax expense	339,178	472,695
Net income	2,018,994	2,219,615
Comprehensive income
Net income	2,018,994	2,219,615
Foreign currency translation (loss)	(99,820)	(363,546)
Comprehensive income	$ 1,919,174	$ 1,856,069
Earnings per ordinary share
– Basic and diluted	$ 0.18	$ 0.2
Weighted average number of ordinary shares outstanding
–Basic and diluted	10,987,679	10,987,679